9. EQUITY TRANSACTIONS	12 Months Ended
Dec. 31, 2013
Equity Transactions
9. EQUITY TRANSACTIONS

NOTE 9. EQUITY TRANSACTIONS

        The Company had the following equity transactions during the year ended December 31, 2012:

        On November 29, 2011, Daniel McGroarty was appointed President of the Company. On January 1, 2012, Company entered into an Employment Agreement ("McGroarty Agreement") with Mr. McGroarty. Under the terms of the McGroarty Agreement, he was awarded 216,667 shares of the Company's common stock. The shares were valued at $8.55 per share and $1,852,500 was expensed as selling, general and administrative expense during the year ended December 31, 2012.

        On January 17, 2012, a consultant exercised a warrant on a cashless basis resulting in the issuance of 13,847 shares of our common stock. The warrant price was $1.50 per share. The warrant was valued at $8.55 per share using the Black-Scholes-Merton option valuation model.

        During the three months ended March 31, 2012, the Company issued 45,000 shares of common stock to five consultants and employees for services. The shares were valued at $8.55 per share and $172,952 of the vested shares were expensed as selling, general and administrative expense during the three months ended March 31, 2012.

        On June 12, 2012, a consultant exercised a warrant on a cashless basis resulting in the issuance of 12,657 shares of common stock. The warrant price was $1.50 per share. The warrant was valued at $8.55 per share using the Black-Scholes-Merton option valuation model.

        On June 12, 2012, a consultant exercised a warrant on a cashless basis resulting in the issuance of 70,313 shares of the Company's common stock. The warrant price was $1.50 per share. The warrant was valued at $8.55 per share using the Black-Scholes-Merton option valuation model.

        During the six months ended September 30, 2012, the Company granted 130,000 shares of its common stock to Gregory Schifrin, the Company's former President, pursuant to the terms of an employment agreement dated February 4, 2011. The shares were valued at $8.55 per share and this cost totaling $1,111,500 was expensed as selling, general and administrative expense during the year ended December 31, 2012.

        On August 31, 2012, the Company granted 250,000 shares to three directors which were previously granted but not issued. The shares were valued at the grant date price of $8.55 per share or $2,137,500 and recorded as a liability until the issuance was approved by the board of directors.

        On August 31, 2012, the Company agreed to issue 957,334 shares of common stock to directors, consultants and employees for services. The shares were valued at $0.81 per share, the market price of the shares or $775,440. The shares do not have registration rights.

        On September 12, 2012, the Company closed a private placement with Lattimore Properties, Inc. ("Lattimore Properties"), a Texas company affiliated with John Victor Lattimore, Jr., Chairman of its board of directors. The private placement consisted of the sale of an aggregate of 681,817 shares of the Company's common stock for $550,000 at the market price of $0.81 per share.

        During the year ended December 31, 2012 an additional $605,627 was recognized as selling, general and administrative expenses related to shares that had vested.

        The Company had the following equity transactions during the year ended December 31, 2013.

        On March 8, 2013 and effective with the court approval of the Settlement Agreement on June 5, 2013, the Company entered into an option purchase agreement with Lattimore Properties pursuant to which the Company granted Lattimore Properties a three-year option to purchase up to 1,000,000 shares of the Company's commons stock at $3.00 per share in consideration for $75,000. The Company valued the option at $5.18 per share using Black Scholes Merton Model and expensed $5,103,600, less the $75,000 paid, during the year ended December 31, 2013.

        On March 21, 2013, Diane Cassidy, sister of Kevin Cassidy, Chief Executive Officer, exercised a warrant on a cashless basis resulting in the issuance of 64,815 shares of the Company's common stock. The warrant price was $1.50 per share. The warrant was valued at $0.81 per share.

        On June 28, 2013, Unique Materials converted the $650,000 of outstanding principal due under the September Note together with interest of $25,644 into 225,215 shares of the Company's common stock at $3.00 per share. The fair value of the stock on the date of conversion was $4.95 and the Company recorded the difference between the conversion price and the fair value of $439,169 as loss on settlement of debt.

        On June 28, 2013, Unique Materials converted the$ 250,000 of outstanding principal due under the November Note together with interest of $7,534 into 85,845 shares of the Company's common stock at $3.00 per share. The fair value of the stock on the date of conversion was $4.95 and the Company recorded the difference between the conversion price and the fair value of $167,397 as loss on settlement of debt.

        On June 28, 2013, Unique Materials converted the $150,000 of outstanding principal due under the February Note together with interest of $2,950 into 50,984 shares of the Company's common stock at $3.00 per share. The fair value of the stock on the date of conversion was $4.95 and the Company recorded the difference between the conversion price and the fair value of $99,418 as loss on settlement of debt.

        On June 28, 2013, Logic converted liabilities of $800,000 into 266,667 of shares of the Company's common stock at $3.00 per share. The fair value of the stock on the date of conversion was $4.95 and the Company recorded the difference between the conversion price and the fair value of $520,000 as loss on settlement of debt.

        On June 28, 2013, Michael Parnell and Matt Hoff each forfeited 250,000 shares of common stock. This 500,000 forfeiture is part of the retrieval or "claw back" not less than 700,000 shares of the Company's common stock that were authorized for issuance to certain individuals on August 27, 2012 for non-cash consideration and future services that was included in the Settlement Agreement and General Release approved on June 5, 2013.

        On August 22, 2013, the John and Mark Family Limited May Note with an outstanding principal of $100,000 due, was converted into 22,223 shares of the Company's common stock at $4.50 per share. The fair market value of the common stock on August 22, 2013 was $7.05 per share and the Company recorded a loss on debt settlement of $56,667, which equals the difference between the fair market value of the shares on the date of conversion and the conversion price as loss on debt settlement.

        On September 5, 2013, former employees forfeited 8,334 shares of the Company's common stock.

        On September 26, 2013, Company consultants forfeited 70,313 shares of the Company's common stock.

        During the year ended December 31, 2013, the Company issued 929,167 shares of common stock to investors for $5,905,000.

        On October 7, 2013, Mr. Cassidy converted $3,000,000 of accrued compensation-officers into 1,000,000 shares of its common stock at $3.00 per share. The Company valued the 1,000,000 shares at the June 5, 2013 fair market value of $5.82 and expensed $5,820,000 during the year ended December 31, 2013.

        On November 19, 2013, a holder of a warrant exercised a warrant on a cashless basis resulting in the issuance of 13,334 shares of the Company's common stock. The warrant was valued at $1.50 per share.

        On November 26, 2013, the Company issued 16,667 shares of common stock to a consultant for investor relations services. The shares were valued at the fair market price of $9.42 per share and the Company expensed $157,000 during the three months ended December 31, 2013. The Company agreed to issue an additional 16,667 shares on March 6, 2014.

        On December 5, 2013, the Company issued 83,334 shares of common stock to a consultant for investor marketing services. The shares were valued at the fair market price of $8.46 per share. The Company recorded consulting expense in the amount of $705,000 during the three months ended December 31, 2013.

        On December 30, 2013, the Company granted an aggregate of 800,000 shares of common stock to certain directors for their service as directors. The shares of common stock vest annually over four years. The first 25% of the shares vest January 1, 2015. The fair value of the Company's stock on the date of grant was $8.76.

        The Company entered into repurchase option agreements with existing stockholders, under which the Company (i) acquired 33,334 shares at $3.00 per share during September 2013, (ii) acquired 317,334 shares at $3.00 per share during October 2013, and (iii) committed to acquire 756,333 shares of common stock at $3.00 per share during December 31, 2013 with payment during 2014, and (iv) have the right to acquire up to 266,667 shares of the Company's common stock at $3.00 per share until April 30, 2014, up to 266,667 shares of the Company's common stock at $3.30 per share until December 31, 2014 and up to 266,667 shares (66,667 shares expired March 15, 2014) of the Company's common stock at $3.00 per share until December 31, 2014.

Derivative Instruments—Option

        On May 20, 2013, the Company entered into an Option Agreement with Postscriptum Ventures whereby Poststrictum paid $50,000 for the option to purchase 216,667 shares of common stock at the higher of 75% of the ten-day closing average or $6.00 per share through December 30, 2013. The Company valued the option at $3.72 using Black Scholes Merton Model. This option was not issued with the intent of effectively hedging any future cash flow, fair value of any asset, liability or any net investment in a foreign operation. Therefore, the fair value of these warrants were recorded as a liability in the consolidated balance sheet and are marked to market each reporting period until they are exercised or expire or otherwise extinguished. The Option was not exercised by December 30, 2013 and the Company reclassified the fair value of the derivative liability of $429,000 as additional paid in capital on December 30, 2013.

        A summary of the warrants issued as of December 31, 2013 were as follows:

	December 31, 2013
	Shares	Weighted Average Exercise Price
Outstanding at 12/31/12	1,081,993	$6.87
Issued	—	$—
Exercised	(99,630)	$(1.50)
Forfeited	—	$—
Expired	—	$—

Outstanding at end of period	982,363	$7.41

Exerciseable at end of period	982,363

        A summary of the status of the warrants outstanding as of December 31, 2013 is presented below:

	December 31, 2013
Number of Warrants	Weighted Average Remaining Life	Weighted Average Exercise Price	Shares Exerciseable	Weighted Average Exercise Price
537,037	3.95	$1.50	537,037
445,326	2.43	$14.55	445,326

982,363		$7.41	982,363	$7.41

        The significant weighted average assumptions relating to the valuation of the Company's warrants for the year ended December 31, 2013 were as follows:

Dividend yield	0%
Expected life	5
Expected volatility	369%
Risk free interest rate	2%

        Warrants convertible into 537,037 shares of Company common stock were "in the money" as the exercise price was less than the fair market value of a share of common stock on December 31, 2013.